Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 07, 2017
Entity Registrant Name	dei_EntityRegistrantName	American Century Asset Allocation Portfolios, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001293210
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 07, 2017
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2016
Prospectus Date	rr_ProspectusDate	Dec. 01, 2016
Supplement [Text Block]	ck0001293210_SupplementTextBlock

Prospectus Supplement Supplement dated April 10, 2017

One Choice© In Retirement Portfolio ■ One Choice© 2020 Portfolio ■ One Choice© 2025 Portfolio ■
One Choice© 2030 Portfolio ■ One Choice© 2035 Portfolio ■ One Choice© 2040 Portfolio ■
One Choice© 2045 Portfolio ■ One Choice© 2050 Portfolio ■ One Choice© 2055 Portfolio ■
One Choice© 2060 Portfolio
(Prospectus dated December 1, 2016)

All references to Institutional Class are changed to I Class.

The following is added as the last sentence to the first paragraph under Fees and Expenses in the prospectus.
Additional information about sales charge discounts can be found in Appendix A of the prospectus.